Investments	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Investments
Investments
As at December 31, 2019 and 2018, the Company had the following investments:

	2019	2018
Investment in PrairieSky Royalty Ltd.	$345	$400
Investment in Inter Pipeline Ltd.	145	124
	$490	$524

INVESTMENT IN PRAIRIESKY ROYALTY LTD.
The Company’s investment of 22.6 million common shares of PrairieSky Royalty Ltd. ("PrairieSky") does not constitute significant influence, and is accounted for at fair value through profit or loss, measured at each reporting date. As at December 31, 2019, the Company’s investment in PrairieSky was classified as a current asset. PrairieSky is in the business of acquiring and managing oil and gas royalty income assets through indirect third-party oil and gas development.
The loss (gain) from the investment in PrairieSky was comprised as follows:

	2019	2018	2017
Fair value loss (gain) from PrairieSky	$55	$326	$(3)
Dividend income from PrairieSky	(17)	(17)	(17)
	$38	$309	$(20)

INVESTMENT IN INTER PIPELINE LTD.
The Company's investment of 6.4 million common shares of Inter Pipeline Ltd. ("Inter Pipeline") does not constitute significant influence, and is accounted for at fair value through profit or loss, measured at each reporting date. As at December 31, 2019, the Company's investment in Inter Pipeline was classified as a current asset. Inter Pipeline is in the business of oil sands transportation, natural gas liquids processing and conventional oil pipelines in Canada and bulk liquid storage in Europe.
The (gain) loss from the investment in Inter Pipeline was comprised as follows:

	2019	2018	2017
Fair value (gain) loss from Inter Pipeline	$(21)	$43	$23
Dividend income from Inter Pipeline	(11)	(11)	(10)
	$(32)	$32	$13